LONG-TERM DEPOSITS PAYABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
LONG-TERM DEPOSITS PAYABLE
Long-term deposits payable	$ 1,748	10,582	10,541